Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Comprehensive income
Net income/(loss)	SFr 2,174	SFr (1,975)
Gains/(losses) on cash flow hedges	207	(848)
Foreign currency translation	(1,032)	953
Unrealized gains/(losses) on securities	1	(6)
Actuarial gains/(losses)	(45)	4
Net prior service cost	1	0
Gains/(losses) on liabilities related to credit risk	(3,985)	3,533
Other comprehensive income/(loss), net of tax	(4,853)	3,636
Comprehensive income/(loss)	(2,679)	1,661
Comprehensive income/(loss) attributable to noncontrolling interests	(60)	18
Comprehensive income/(loss) attributable to shareholders	SFr (2,619)	SFr 1,643